Organization and Principal Activities (Details) - Schedule of subsidiaries and VIE	12 Months Ended
Mar. 31, 2022
UTime HK [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 01, 2018
Place of Incorporation	Hong Kong
Percentage of Beneficial Ownership	100%
Principal Activities	Investment Holding
UTime WFOE [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Dec. 18, 2018
Place of Incorporation	China
Percentage of Beneficial Ownership	100%
Principal Activities	Investment Holding
Bridgetime [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 05, 2016
Place of Incorporation	British Virgin Island
Percentage of Beneficial Ownership	100%
Principal Activities	Investment Holding
Do Mobile [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 24, 2016
Place of Incorporation	India
Percentage of Beneficial Ownership	99.99%
Principal Activities	Sales of in-house brand products in India
UTime SZ [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Jun. 12, 2008
Place of Incorporation	China
Percentage of Beneficial Ownership	100%
Principal Activities	Research and development of products, and sales
Guizhou United Time Technology Co., Ltd. (“UTime GZ”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 23, 2016
Place of Incorporation	China
Percentage of Beneficial Ownership	VIE’s subsidiary
Principal Activities	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Jun. 25, 2015
Place of Incorporation	Hong Kong
Percentage of Beneficial Ownership	VIE’s subsidiary
Principal Activities	Trading
UTime India Private Limited (“UTime India”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Feb. 07, 2019
Place of Incorporation	India
Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Principal Activities	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 01, 2021
Place of Incorporation	China
Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Principal Activities	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 21, 2020
Place of Incorporation	Mexico
Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Principal Activities	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”) [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 12, 2021
Place of Incorporation	Mexico
Percentage of Beneficial Ownership	Gesoper’s subsidiary
Principal Activities	Trading